SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Jan. 31, 2022	Mar. 31, 2022	May 27, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Purchase of common stock warrants						25,915,437	4,236,111	5,000,000
Class of warrant exercise price per share						$ 0.11		$ 0.11
Common stock shares		1,100,000,000		1,100,000,000		1,100,000,000			1,100,000,000
Common Stock, Value, Issued		$ 57,165		$ 57,165		$ 57,065			$ 33,300
Common Stock, Shares, Issued		571,651,636		571,651,636		570,651,636			333,000,327
Share price							$ 0.114
Three Employees [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term				5 years
Subsequent Event [Member]
Subsequent Event [Line Items]
Short-term debt issued amount	$ 179,592
Common stock shares			1,000,000
Common Stock, Value, Issued			$ 51,750
Common stock value subscriptions			$ 25,000
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Short-term debt issued amount					$ 200,000
Debt instrument interest rate effective percentage					12.00%
Subsequent Event [Member] | Senior Secured Notes [Member]
Subsequent Event [Line Items]
Debt instrument interest rate effective percentage					12.50%
Subsequent Event [Member] | Equity Option [Member] | Three Employees [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued			7,465,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term			5 years
Share price			$ 0.05175
Payments to purchase common stock			$ 155,250
Subsequent Event [Member] | Senior Notes [Member]
Subsequent Event [Line Items]
Short-term debt issued amount		$ 1,142,857		$ 1,142,857
Debt instrument interest rate effective percentage		12.50%		12.50%
Debt Instrument, Payment Terms		The Note carries a 12.5% interest rate with interest only payable monthly from April through August 2022
Debt Instrument, Interest Rate, Stated Percentage		12.50%		12.50%
Proceeds from Issuance of Debt		$ 874,286
Debt Instrument, Unamortized Discount	$ 1,000,000.0	142,857		$ 142,857
Legal Fees		$ 125,714
Monthly redemptions	110.00%
Mandatory prepayment of original principal amount, percentage	125.00%
Debt instrument, long term debt	$ 1,428,571
Purchase of common stock warrants	22,857,143
Class of warrant exercise price per share	$ 0.0001